Fair values (Tables)	12 Months Ended
Dec. 31, 2018
Fair values
Fair value of financial assets and liabilities measured at fair value on a recurring basis

	December 31, 2018
				Total
($ in millions)	Level 1	Level 2	Level 3	fair value
Assets
Securities in “Marketable securities and short-term investments”:
Equity securities	—	203	—	203
Debt securities—U.S. government obligations	214	—	—	214
Debt securities—Corporate	—	88	—	88
Derivative assets—current in “Other current assets”	—	143	—	143
Derivative assets—non-current in “Other non-current assets”	—	63	—	63
Total	214	497	—	711
Liabilities
Derivative liabilities—current in “Other current liabilities”	—	192	—	192
Derivative liabilities—non-current in “Other non-current liabilities”	—	37	—	37
Total	—	229	—	229

	December 31, 2017
				Total
($ in millions)	Level 1	Level 2	Level 3	fair value
Assets
Securities in “Marketable securities and short-term investments”:
Equity securities	—	165	—	165
Debt securities—U.S. government obligations	125	—	—	125
Debt securities—Other government obligations	—	2	—	2
Debt securities—Corporate	—	215	—	215
Receivable in "Other non-current assets":
Receivable under securities lending arrangement	79	—	—	79
Derivative assets—current in “Other current assets”	—	211	—	211
Derivative assets—non-current in “Other non-current assets”	—	93	—	93
Total	204	686	—	890
Liabilities
Derivative liabilities—current in “Other current liabilities”	—	207	—	207
Derivative liabilities—non-current in “Other non-current liabilities”	—	70	—	70
Total	—	277	—	277

Schedule of fair values of financial instruments carried on a cost basis

	December 31, 2018
	Carrying				Total
($ in millions)	value	Level 1	Level 2	Level 3	fair value
Assets
Cash and equivalents (excluding securities with original maturities up to 3 months):
Cash	1,983	1,983	—	—	1,983
Time deposits	1,462	—	1,462	—	1,462
Marketable securities and short-term investments (excluding securities):
Time deposits	1	—	1	—	1
Receivables under reverse repurchase agreements	206	—	206	—	206
Other non-current assets:
Loans granted	30	—	31	—	31
Restricted cash and cash deposits	39	39	—	—	39
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	2,008	1,480	528	—	2,008
Long-term debt (excluding capital lease obligations)	6,457	5,839	707	—	6,546

	December 31, 2017
	Carrying				Total
($ in millions)	value	Level 1	Level 2	Level 3	fair value
Assets
Cash and equivalents (excluding securities with original maturities up to 3 months):
Cash	1,963	1,963	—	—	1,963
Time deposits	2,563	—	2,563	—	2,563
Marketable securities and short-term investments (excluding securities):
Time deposits	271	—	271	—	271
Receivables under reverse repurchase agreements	305	—	305	—	305
Other non-current assets:
Loans granted	29	—	30	—	30
Restricted cash and cash deposits	35	35	—	—	35
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	694	400	294	—	694
Long-term debt (excluding capital lease obligations)	6,567	6,046	773	—	6,819